Financial Instruments and Financial Risk Management - Currency Risk (Details) - CAD ($)	Sep. 30, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 124,069,893	$ 129,065,348
Accounts payable	(4,735,921)	(6,597,682)
Currency risk
IfrsStatementLineItems [Line Items]
Cash	105,056,006	106,802,040
Accounts payable	$ (3,703,992)	$ (3,431,920)